Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment and Geographic Information

Note 15. Segment and Geographic Information

Our chief operating decision maker is our chief executive officer, who reviews financial information presented on a consolidated basis for the purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that we operate as one operating and reportable segment.

Refer to Note 4 — Revenue, for information on revenue by geography.

Note 15. Segment and Geographic Information

Our chief operating decision maker is our chief executive officer, who reviews financial information presented on a consolidated basis for the purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that we operate as one operating and reportable segment.

Our long-lived assets consist of property and equipment and operating lease right-of-use assets, which are summarized by geographic area as follows:

	2020				2019
	US&C	LATAM	EMEA	Total	US&C	LATAM	EMEA	Total
Property and equipment, net	$1,239	$428	$162	$1,829	$2,333	$499	$84	$2,916
Operating lease right-of-use assets	705	456	847	2,008	1,042	866	1,156	3,064
Total	$1,944	$884	$1,009	$3,837	$3,375	$1,365	$1,240	$5,980

Refer to Note 4 — Revenue, for information on revenue by geography.